Share-based compensation - Stock options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options
Exercised during the year (in shares)	(211,775)	(1,269,953)
2018 Long Term Incentive Plan
Number of options
Outstanding at January 1 (in shares)	24,539,168	23,566,933
Forfeited during the year (in shares)	(2,569,561)	(1,849,182)
Expired during the year (in shares)	(2,421,729)	(621,945)
Exercised during the year (in shares)	(211,775)	(1,269,953)
Granted during the year (in shares)	8,596,500	4,713,315
Outstanding at December 31 (in shares)	27,932,603	24,539,168
Options exercisable at December 31 (in shares)	14,967,286	15,961,157
Weighted average exercise price
Outstanding at January 1 (in dollars per share)	$ 6.67	$ 6.76
Forfeited during the year (in dollars per share)	7.40	12.86
Expired during the year (in dollars per share)	9.24	4.31
Exercised during the year (in dollars per share)	0.23	0.41
Granted during the year (in dollars per share)	2.97	6.67
Outstanding at December 31 (in dollars per share)	5.29	6.67
Options exercisable at December 31 (in dollars per share)	$ 5.41	$ 5.60
Stock Options Additional Disclosures
Outstanding, Weighted average remaining contractual term	6 years 3 months 14 days	6 years 1 month 17 days
Outstanding, Aggregate intrinsic value	$ 34,646	$ 29,370
Exercisable, Weighted average remaining contractual term	4 years 2 months 19 days	4 years 7 months 6 days
Exercisable, Aggregate intrinsic value	$ 25,679	$ 29,290